INCOME TAXES	12 Months Ended
Dec. 29, 2012
INCOME TAXES [Abstract]
INCOME TAXES
K.	INCOME TAXES

Income tax provisions for the years ended December 29, 2012, December 31, 2011, and December 25, 2010 are summarized as follows (in thousands):

	2012	2011	2010
Currently Payable:
Federal	$5,167	$453	$4,762
State and local	2,160	1,419	1,768
Foreign	3,123	3,000	3,344
	10,450	4,872	9,874
Net Deferred:
Federal	3,464	(1,884)	384
State and local	946	(137)	(689)
Foreign	194	23	(2,369)
	4,604	(1,998)	(2,674)
	$15,054	$2,874	$7,200

The components of earnings before income taxes consist of the following:

	2012	2011	2010

U.S.	$31,768	$328	$16,185
Foreign	9,296	8,459	10,926
Total	$41,064	$8,787	$27,111

The effective income tax rates are different from the statutory federal income tax rates for the following reasons:

	2012	2011	2010
Statutory federal income tax rate	35.0%	34.0%	35.0%
State and local taxes (net of federal benefits)	5.2	8.2	2.4
Effect of noncontrolling owned interest in earnings of partnerships	(0.5)	(3.0)	(1.8)
Manufacturing deduction	(1.6)	(1.9)	(1.6)
Tax credits, including foreign tax credit	(1.2)	(15.4)	(1.7)
Change in valuation allowance	-	-	(10.5)
Change in uncertain tax positions reserve	(1.0)	0.4	0.2
Foreign rate differential	0.7	0.4	-
Other permanent differences	1.1	4.9	2.2
Other, net	(1.1)	4.9	2.4
Effective income tax rate	36.6%	32.5%	26.6%

Temporary differences which give rise to deferred income tax assets and (liabilities) on December 29, 2012 and December 31, 2011 are as follows (in thousands):

	2012	2011
Employee benefits	$7,295	$6,609
Net operating loss carryforwards	1,592	2,307
Foreign subsidiary capital loss carryforward	671	671
Other tax credits	1,494	1,315
Inventory	838	141
Reserves on receivables	1,193	1,090
Accrued expenses	2,995	2,287
Other, net	2,673	2,794
Gross deferred income tax assets	18,751	17,214
Valuation allowance	(671)	(671)
Deferred income tax assets	18,080	16,543

Depreciation	(18,248)	(16,004)
Intangibles	(12,781)	(9,272)
Other, net	(1,010)	(622)
Deferred income tax liabilities	(32,039)	(25,898)
Net deferred income tax liability	$(13,959)	$(9,355)

The valuation allowance consists of a capital loss carryforward we have for a wholly-owned subsidiary, Universal Forest Products of Canada, Inc. Based upon the business activity and the nature of the assets of this subsidiary, our ability to realize a future benefit from this loss carryforward is in doubt, therefore we have established an allowance for the entire amount of the future benefit. The loss has an unlimited carryforward and therefore will not expire unless there is a change in control of the subsidiary.